HIGHLIGHTS OF 2020 (Details) R$ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	Sep. 09, 2020 BRL (R$)	Jan. 31, 2021 BRL (R$)	Oct. 31, 2020 BRL (R$)	Sep. 30, 2020 BRL (R$)	Feb. 29, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Mar. 31, 2021 BRL (R$)
Fund-raising
Notes issued | $					$ 1,250
Transfer of Amazons Energia shares to Eletronorte
Consideration of commons shares transferred						R$ 3,138,797
Eletrobras Dividend Payment
Dividends Paid	R$ 2,579,579	R$ 2,291,889		R$ 2,593,000
Capital increase at Eletronuclear
Capital increase			R$ 1,885,778
AFCAC converted to capital			850,000
Financing credits converted to capital			R$ 1,035,778
Agreement with Light
Value of judicial agreement						496,000
2020
Agreement with Light
Value of judicial agreement						336,000
Up to 1 year
Agreement with Light
Value of judicial agreement						40,000
2022
Agreement with Light
Value of judicial agreement						120,000
Compulsory Loan
Compulsory Loan Process
Expert reported value							R$ 1,300,000
Potential value							R$ 1,800,000
Amazonas Energia
Agreement with Light
Value of judicial agreement						R$ 4,033,855